UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21075

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	10/31/05

FORM N-CSR

Item 1. Reports to Stockholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses
With Those of Other Funds
6	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
17	Notes to Financial Statements
21	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Institutional
Cash Advantage Fund

LETTER TO SHAREHOLDERS
Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Institutional Cash Advantage Fund for the six-month period ended October 31,2005. During the reporting period, the fund produced annualized yields of 3.22% for Administrative shares, 2.89% for Participant shares, 3.29% for Institutional shares and 3.04% for Investor shares.Taking into account the effects of compounding, the fund produced annualized effective yields1 of 3.27% for Administrative shares,2.93% for Participant shares,3.34% for Institutional shares and 3.08% for Investor shares.2

The Economy

The Federal Reserve Board (the “Fed”) continued to raise short-term interest rates throughout the reporting period in an ongoing effort to forestall potential inflationary pressures. Although weaker-than-expected data suggested that the U.S. economy might have hit a soft patch when the reporting period began, these concerns proved to be short-lived, and it later was estimated that the U.S. labor market added more jobs than expected in April. On the other hand, difficulties encountered by the airline and automotive industries were regarded as potential threats to consumer and business confidence and spending.

At its meeting in early May, the Fed increased the federal funds rate to 3%. Yet, evidence of slower economic growth in global markets weighed on investor sentiment. As a result, the 10-year U.S. Treasury bond rallied, with yields falling below 4%.Although economic expectations appeared to improve in June, oil prices rose above $60/barrel, and investors continued to worry that higher energy prices and borrowing costs might hinder economic activity. But when the Fed again hiked the federal funds rate to 3.25% on June 30, it left the language in its accompanying statement unchanged, suggesting that additional rate increases were likely. It later was revealed that U.S. GDP grew at a 3.3% annualized rate during the second quarter of 2005.

Non-farm payrolls continued to increase in July, and the unemployment rate dropped to 5.0%, helping to convince investors that eco-

2

nomic growth remained solid.While inflationary pressures appeared to stay contained due to steep discounts from automobile manufacturers and apparel retailers, oil and gas prices continued to escalate.

The economic recovery remained on track in August, and the Fed again raised interest rates, hiking the federal funds rate to 3.5% . On August 29, however, Hurricane Katrina struck the Gulf Coast, leaving in its wake severe human and economic damage.America’s largest port was in ruins, New Orleans was rendered uninhabitable and oil prices spiked to more than $70 per barrel.

Hurricane Rita followed just a few weeks later, devastating stretches of the Texas and Louisiana coasts that are home to a significant portion of U.S. oil drilling and refining capacity. Analysts worried that the Gulf Coast hurricanes might create a drag on the U.S. economy. Employment statistics appeared to support this view: the U.S. economy lost 35,000 jobs in September, and the unemployment rate rose from 4.9% to 5.1% .

Although some analysts believed that the Fed might pause in its credit-tightening campaign by refraining from raising interest rates at its September 20 FOMC meeting, these forecasts proved to be incorrect. In fact, the Fed remained on course, increasing the federal funds rate to 3.75% . At the same time, the Fed signaled that it was not yet finished with moves toward a less accommodative monetary policy by again commenting that monetary policy remained accommodative. It was later estimated that U.S. GDP grew at a relatively robust 3.8% during the third quarter of 2005.

By its statement, the Fed signaled to the markets that, barring unexpected developments, it will continue to implement its policy of gradually tightening monetary conditions. Indeed, at the FOMC meeting on November 1, 2005, just one day after the close of the reporting period, the Fed acted for the twelfth consecutive time, raising the federal funds rate to 4%. In its statement, the Fed appeared to confirm analysts’ revised interest-rate expectations, again noting, “With underlying inflation expected to be contained, the Committee believes that policy accommodation can be removed at a pace that is likely to be measured.”

The Fund 3

LETTER TO SHAREHOLDERS (continued)
Portfolio Focus

In this changing environment, most money market investors focused primarily on securities with maturities of six months or less in an attempt to maintain liquidity and keep funds available for higher-yielding instruments as they became available. As a result, demand for shorter-term money market instruments was robust, while demand for instruments with one-year maturities was relatively low. This has caused yield differences between overnight instruments and one-year securities to widen significantly.

We maintained a relatively defensive investment posture by setting the fund’s weighted average maturity in a range we considered shorter than industry averages to reflect prevailing market conditions and the proximity of upcoming FOMC meetings.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
[2]	Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time.
Had these expenses not been absorbed, the fund’s annualized yield for its Administrative shares,
Participant shares, Institutional shares and Investor shares would have been 3.20%, 2.87%,
3.27% and 3.02%, respectively.The fund’s annualized effective yield would have been 3.25%,
2.91%, 3.32% and 3.07%, respectively.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Cash Advantage Fund from May 1, 2005 to October 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2005
	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage

Expenses paid per $1,000 †	$ .66	$ 1.02	$ 1.94	$ 2.69
Ending value (after expenses)	$1,016.70	$1,016.40	$1,015.40	$1,014.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2005
	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage

Expenses paid per $1,000 †	$ .66	$ 1.02	$ 1.94	$ 2.70
Ending value (after expenses)	$1,024.55	$1,024.20	$1,023.29	$1,022.53

† Expenses are equal to the fund’s annualized expense ratio of .13% for Institutional Advantage, .20% for
Administrative Advantage, .38% for Investor Advantage and .53% for Participant Advantage; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS October 31, 2005 (Unaudited)
	Principal
Negotiable Bank Certificates of Deposit—43.9%	Amount ($)	Value ($)

Banca Intesa (Yankee)
3.85%, 11/10/2005	200,000,000	200,000,000
Barclays Bank (London)
3.80%, 12/13/2005	250,000,000	250,000,000
Barclays Bank (Yankee)
3.72%, 11/14/2005	225,000,000	225,001,207
BNP Paribas (Yankee)
3.80%, 12/13/2005	250,000,000	250,000,000
Calyon (London)
3.80%, 12/12/2005	200,000,000	199,996,616
CIBC (Canadian Imperial Bank
Of Commerce) (Yankee)
3.85%, 11/10/2005	100,000,000	100,000,000
Citibank
3.78%, 12/12/2005	60,000,000	60,000,000
Credit Suisse First Boston (Yankee)
3.80%—3.85%, 11/7/2005—12/6/2005	375,000,000	375,000,000
Depfa Bank PLC (Yankee)
3.78%—3.80%, 11/1/2005—3/6/2006	450,000,000	450,000,000
Dexia Credit Locale (Yankee)
3.85%, 11/10/2005	175,000,000	175,000,000
Eurohypo AG (Yankee)
3.80%, 11/1/2005	50,000,000 [a]	50,000,000
First Tennessee Bank
3.80%, 11/2/2005	150,000,000	150,000,000
Fortis Bank (Yankee)
3.80%, 11/2/2005	400,000,000	400,000,000
HBOS Treasury Services PLC (London)
3.80%, 12/2/2005—12/13/2005	600,000,000	600,005,970
HBOS Treasury Services PLC (Yankee)
3.80%, 12/6/2005	70,000,000	70,000,000
Lloyd’s TSB Bank (London)
3.85%, 11/10/2005	30,000,000	30,000,000
Natexis Banques Populares US Finance Co. LLC (Yankee)
3.85%, 11/10/2005	200,000,000	200,000,000
Royal Bank Of Canada (Yankee)
3.72%, 11/15/2005	413,000,000	413,000,000

6

	Principal
Negotiable Bank Certificates of Deposit (continued)	Amount ($)	Value ($)

Royal Bank Of Scotland PLC (Yankee)
3.78%, 3/6/2006	80,000,000	80,000,000
Societe Generale (London)
3.80%, 12/13/2005	200,000,000	200,000,000
Svenska HandelsBanken (Yankee)
3.79%, 12/13/2005	200,000,000	200,000,000
Total Negotiable Bank Certificates of Deposit
(cost $4,678,003,793)		4,678,003,793

Commercial Paper—48.2%

Abbey National NA
3.80%, 11/3/2005	400,000,000	399,915,778
Alliance & Leicester
3.79%, 12/13/2005	50,000,000	49,780,958
Amstel Funding Corp.
3.86%, 11/10/2005	303,952,000 [a]	303,659,446
Atlantis One Funding Corp.
3.86%, 11/10/2005	50,185,000 [a]	50,136,697
Beethoven Funding Corp.
3.82%—3.86%, 11/1/2005—11/4/2005	265,786,000 [a]	265,758,640
Bryant Park Funding LLC
3.81%, 11/2/2005	47,314,000 [a]	47,309,006
Charta LLC
3.79%—3.81%, 12/5/2005—12/9/2005	250,000,000 [a]	249,030,306
CRC Funding
3.79%—3.81%, 12/5/2005—12/9/2005	180,000,000 [a]	179,347,167
Credit Suisse First Boston Inc.
3.80%, 11/2/2005	100,000,000	99,989,478
Crown Point Capital
3.73%, 11/7/2005	157,087,000 [a]	156,990,130
Deutsche Bank Financial LLC
4.04%, 11/1/2005	200,000,000	200,000,000
Edison Asset Securitization LLC
3.78%, 12/8/2005	86,254,000 [a]	85,922,006
General Electric Capital Corp.
3.85%, 11/7/2005	440,000,000	439,718,400

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

Grampian Funding LLC
3.74%—3.81%, 11/16/2005—12/6/2005	505,000,000 [a]	503,796,736
ING American Insurance Holding, Inc.
3.80%, 12/1/2005	50,000,000	49,843,125
Long Lane Master Trust
3.79%—3.86%, 11/7/2005—12/8/2005	192,206,000 [a]	191,842,016
Morgan Stanley
3.82%, 11/1/2005	100,000,000	100,000,000
PB Finance (DE) Inc.
3.86%—3.89%, 11/3/2005—11/10/2005	440,000,000	439,739,967
Prudential Funding LLC
4.00%, 11/1/2005	259,000,000	259,000,000
Santander Central Hispano Finance (DE) Inc.
3.79%, 2/28/2006	50,000,000	49,385,167
Scaldis Capital LLC
3.81%, 12/1/2005	87,245,000 [a]	86,970,905
Sigma Finance
3.80%, 11/23/2005	73,163,000 [a]	72,994,441
Skandinaviska Enskilda Banken
3.85%, 11/7/2005	200,000,000	199,872,067
Three Pillars
3.80%—3.86%, 11/1/2005—11/7/2005	250,974,000 [a]	250,877,425
UBS Finance (DE) Inc.
4.00%, 11/1/2005	200,000,000	200,000,000
Westpac Capital Corp.
3.79%, 12/13/2005	200,000,000	199,123,832
Total Commercial Paper
(cost $5,131,003,693)		5,131,003,693

Short Term Bank Notes—1.9%

World Savings Bank
3.73%, 11/16/2005
(cost $200,000,000)	200,000,000	200,000,000

8

		Principal
Time Deposits—6.0%		Amount ($)	Value ($)

Landesbank Baden-Wuerttemberg (Grand Cayman)
4.04%, 11/1/2005		450,000,000	450,000,000
State Street Bank & Trust Co. (Grand Cayman)
4.00%, 11/1/2005		186,000,000	186,000,000
Total Time Deposits
(cost $636,000,000)			636,000,000

Total Investments (cost $10,645,007,486)		100.0%	10,645,007,486
Cash and Receivables (Net)		0.0%	211,790
Net Assets		100.0%	10,645,219,276

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, these securities amounted to $2,494,634,921 or 23.4% of net assets.

Portfolio Summary (Unaudited) †
	Value (%)		Value (%)

Banking	72.2	Insurance	2.9
Asset-Backed Certificates/		Brokerage Firms	.9
Multi-Seller Programs	14.5	Asset-Backed Certificates/Structured
Asset-Backed Certificates/		Investment Vehicle	.7
Securities Arbitrage	4.7
Finance	4.1		100.0

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES October 31, 2005 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—
See Statement of Investments	10,645,007,486	10,645,007,486
Interest receivable		24,365,820
		10,669,373,306

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		1,448,713
Cash overdraft due to Custodian		22,705,317
		24,154,030

Net Assets ($)		10,645,219,276

Composition of Net Assets ($):
Paid-in capital		10,646,010,895
Accumulated net realized gain (loss) on investments		(791,619)

Net Assets ($)		10,645,219,276

Net Asset Value Per Share

Institutional Advantage Shares
Net Assets ($)		10,202,911,895
Shares Outstanding		10,203,676,061
Net Asset Value Per Share ($)		1.00

Administrative Advantage Shares
Net Assets ($)		440,679,355
Shares Outstanding		440,706,365
Net Asset Value Per Share ($)		1.00

Investor Advantage Shares
Net Assets ($)		1,601,903
Shares Outstanding		1,602,344
Net Asset Value Per Share ($)		1.00

Participant Advantage Shares
Net Assets ($)		26,123
Shares Outstanding		26,125
Net Asset Value Per Share ($)		1.00

See notes to financial statements.
10

STATEMENT OF OPERATIONS Six Months Ended October 31, 2005 (Unaudited)
Investment Income ($):
Interest Income	170,707,461
Expenses:
Management fee—Note 2(a)	4,871,096
Administration fee—Note 2(b)	2,435,548
Distribution fees—Note 2(c)	213,366
Total Expenses	7,520,010
Less—reduction in management fee
due to undertaking—Note 2(a)	(974,519)
Net Expenses	6,545,491
Investment Income—Net	164,161,970

Net Realized Gain (Loss) on Investments—Note 1(b) ($):	(786,437)
Net Increase in Net Assets Resulting from Operations	163,375,533

See notes to financial statements.
The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2005	Year Ended
	(Unaudited)	April 30, 2005

Operations ($):
Investment income—net	164,161,970	65,234,066
Net realized gain (loss) on investments	(786,437)	(4)
Net Increase (Decrease) in Net Assets
Resulting from Operations	163,375,533	65,234,062

Dividends to Shareholders from ($):
Investment income—net:
Institutional Advantage shares	(155,687,583)	(61,683,024)
Administrative Advantage shares	(7,983,633)	(3,500,183)
Investor Advantage shares	(490,377)	(50,506)
Participant Advantage shares	(377)	(353)
Total Dividends	(164,161,970)	(65,234,066)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Advantage shares	50,614,276,771	34,865,957,071
Administrative Advantage shares	1,899,196,215	1,851,722,011
Investor Advantage shares	1,159,351,689	305,887,946
Participant Advantage shares	—	7
Dividends reinvested:
Institutional Advantage shares	84,740,695	32,958,175
Administrative Advantage shares	1,236,174	3,399,733
Investor Advantage shares	157,356	44,020
Participant Advantage shares	378	353
Cost of shares redeemed:
Institutional Advantage shares	(46,863,419,731)	(28,694,125,027)
Administrative Advantage shares	(1,918,959,819)	(1,395,913,498)
Investor Advantage shares	(1,212,136,520)	(251,727,613)
Participant Advantage shares	—	(3)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	3,764,443,208	6,718,203,175
Total Increase (Decrease) in Net Assets	3,763,656,771	6,718,203,171

Net Assets ($):
Beginning of Period	6,881,562,505	163,359,334
End of Period	10,645,219,276	6,881,562,505

See notes to financial statements.
12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	October 31, 2005	Year Ended April 30,

Institutional Advantage Shares	(Unaudited)	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.017	.018	.010	.013
Distributions:
Dividends from investment income—net	(.017)	(.018)	(.010)	(.013)
Net asset value, end of period	1.00	1.00	1.00	1.00

Total Return (%)	3.31[b]	1.80	1.00	1.46[b]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.15[b]	.15	.15	.15[b]
Ratio of net expenses to average net assets	.13[b]	.11	.05	.05[b]
Ratio of net investment income
to average net assets	3.37[b]	2.19	.99	1.38[b]

Net Assets, end of period ( $x 1,000)	10,202,912	6,368,073	163,283	311,006

[a] From June 3, 2002 (commencement of operations) to April 30, 2003.
[b] Annualized.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)
Six Months Ended
	October 31, 2005	Year Ended April 30,

Administrative Advantage Shares	(Unaudited)	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.016	.017	.009	.013
Distributions:
Dividends from investment income—net	(.016)	(.017)	(.009)	(.013)
Net asset value, end of period	1.00	1.00	1.00	1.00

Total Return (%)	3.25[b]	1.73	.91	1.40[b]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.22[b]	.22	.22	.22[b]
Ratio of net expenses to average net assets	.20[b]	.18	.12	.12[b]
Ratio of net investment income
to average net assets	3.30[b]	2.12	.92	1.31[b]

Net Assets, end of period ( $x 1,000)	440,679	459,234	26	25

[a] From June 3, 2002 (commencement of operations) to April 30, 2003.
[b] Annualized.
See notes to financial statements.

14

Six Months Ended
	October 31, 2005	Year Ended April 30,

Investor Advantage Shares	(Unaudited)	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.015	.015	.007	.011
Distributions:
Dividends from investment income—net	(.015)	(.015)	(.007)	(.011)
Net asset value, end of period	1.00	1.00	1.00	1.00

Total Return (%)	3.05[b]	1.55	.75	1.21[b]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.40[b]	.40	.40	.40[b]
Ratio of net expenses to average net assets	.38[b]	.36	.30	.30[b]
Ratio of net investment income
to average net assets	3.12[b]	1.94	.74	1.13[b]

Net Assets, end of period ( $x 1,000)	1,602	54,230	25	25

[a] From June 3, 2002 (commencement of operations) to April 30, 2003.
[b] Annualized.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)
Six Months Ended
	October 31, 2005	Year Ended April 30,

Participant Advantage Shares	(Unaudited)	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.015	.014	.006	.010
Distributions:
Dividends from investment income—net	(.015)	(.014)	(.006)	(.010)
Net asset value, end of period	1.00	1.00	1.00	1.00

Total Return (%)	2.92[b]	1.39	.60	1.06[b]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.55[b]	.55	.55	.55[b]
Ratio of net expenses to average net assets	.53[b]	.51	.45	.45[b]
Ratio of net investment income
to average net assets	2.97[b]	1.79	.59	.98[b]

Net Assets, end of period ( $x 1,000)	26	26	25	25

[a] From June 3, 2002 (commencement of operations) to April 30, 2003.
[b] Annualized.
See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Cash Advantage Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Cash Advantage Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company and operates as a series company offering two series, including the fund. The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).The Manager also serves as administrator for the fund.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional Advantage, Administrative Advantage, Investor Advantage and Participant Advantage.Administrative Advantage, Investor Advantages and Participant Advantage shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of October 31, 2005, MBC Investment Corp., an indirect subsidiary of Mellon Financial, held all of the outstanding Participant Advantage shares of the fund.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost, in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Trustees to represent the fair value of the fund’s investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

18

The fund has an unused capital loss carryover of $5,182 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2005. If not applied, $4,013 of the carryover expires in fiscal 2011, $1,165 expires in fiscal 2012 and $4 expires in fiscal 2013.

The tax character of all distributions paid to shareholders during the fiscal year ended April 30, 2005 was all ordinary income.The tax character of all current year distributions will be determined at the end of the current fiscal year.

At October 31, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has agreed to pay all of the fund’s expenses, except management fees, administration fees, Rule 12b-1 fees, brokerage commissions, taxes, and extraordinary expenses. The Manager had undertaken from May 1, 2005 through October 31, 2005 to waive receipt of a portion of its management fee.The reduction in management fee, pursuant to the undertaking, amounted to $974,519 during the period ended October 31, 2005.This waiver is voluntary, not contractual an may be terminated at any time.

(b) As compensation for the Manager’s services under the Administration Agreement, the Company has agreed to pay the Manager a monthly administration fee at the annual rate .05% of the value of each fund’s average daily net assets.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Under the fund’s Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, relating to its Administrative Advantage, Investor Advantage, and Participant Advantage shares, the fund pays the Distributor for distributing such classes of shares and for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts (“Servicing”), at an aggregate annual rate of .07%, ..25% and .40% of the value of the average daily net assets of the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares, respectively. The Distributor may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of the fund’s Administrative Advantage shares, Investor Advantage shares and Participant Advantage shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2005, the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares were charged $173,764, $39,550 and $52, respectively, pursuant to the Plan.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $1,095,322, Rule 12b-1 distribution plan fees $28,343 and administration fees $541,747, which are offset against a voluntary expense reimbursement currently in effect in the amount of $216,699.

20

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At separate meetings of the Board of Trustees of the Company held on July 12-13, 2005, the Board considered the re-approval of the fund’s Management Agreement for another one year term, pursuant to which the Manager provides the fund with investment advisory services.The Board members also considered the re-approval of the fund’s Administration Agreement with the Manager for another one year term, pursuant to which the Manager provides the fund with administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Company, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to the fund’s Management Agreement.The presentation included a detailed summary of the services provided to Dreyfus-managed mutual funds by each business unit within the Manager.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with the fund’s intermediaries.The Board noted that the fund’s shares were offered only to institutions.The Manager’s representatives noted the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including that of the fund.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

The Fund 21

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management and Administration Fees and Expense Ratio. The Board members reviewed the fund’s performance, management and administration fees and expense ratio and placed significant emphasis on comparisons to a group of comparable funds and to iMoneyNet (with respect to performance) and Lipper averages (with respect to expense ratios).The group of comparable funds was previously approved by the Board for this purpose, and was prepared using a Board-approved selection methodology that was based, in part, on selecting non-affiliated funds reported in the same iMoneyNet category as the fund.The Board members discussed the results of the comparisons for various periods ended May 31, 2005, and noted that the fund’s total return performance was higher than the fund’s iMoneyNet and comparison group category averages for the one- and three-year periods, and was the highest and second highest of the fund’s comparison group for the one- and three-year periods, respectively.The Board members also discussed the fund’s expense ratio, noting that the fund had a “unitary fee” structure.The Board members also noted that the voluntary fee waiver and expense reimbursement arrangement undertaken by the Manager pursuant to an undertaking that is not contractual and may be terminated at any time had caused the fund’s expense ratio to be lower than the Lipper and comparison group averages.The Board reviewed the range of total management and administration fees in the comparison group, noting that the fund’s total management and administration fees ranked in the bottom half (i.e., lower than most others).

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the Fund (the “Similar Funds”), and noted that there were no other accounts managed or sub-advised by the Manager or its affiliates with similar investment objectives, policies and strategies as the Fund. Noting the fund’s “unitary fee” structure, the Board analyzed the differences in fees paid to the Manager and discussed the relationship of the advisory fees paid in light of the Manager’s performance and the

22

services provided; it was noted that the Similar Funds had comparable or higher management fees than the fee borne by the fund.The Board members considered the relevance of the fee information provided for the Similar Funds managed by the Manager to evaluate the appropriateness and reasonableness of the Fund’s advisory fees.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board received and considered information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Manager’s representatives stated that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reason-able.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources. The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund, and noted that there were no soft dollar arrangements with respect to trading of the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that discussions of economies of scale historically have been predicated on increasing assets

The Fund 23

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

and that, if a fund’s assets had been decreasing, the extent to which the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the fund’s overall performance and generally superior service levels provided.

At the conclusion of these discussions, each Board member expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on their discussions and considerations as described above, the Board made the following conclusions and determinations with respect to the fund.

  The Board concluded that the nature, extent and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were determined that mater- ial economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement and Administration Agreement was in the best interests of the fund and its shareholders.

24

For More Information

Dreyfus Institutional	Transfer Agent &
Cash Advantage Fund	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Manager and Administrator	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue	Dreyfus Service Corporation
New York, NY 10166	200 Park Avenue
Custodian	New York, NY 10166
The Bank of New York
One Wall Street
New York, NY 10286

Telephone Call your Dreyfus Institutional Services Division representative or 1-800-346-3621 Mail Dreyfus Institutional Services Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Access Dreyfus Institutional Services Division at www.dreyfus.com. You can obtain product information and E-mail requests for information or literature.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses
With Those of Other Funds
6	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
16	Notes to Financial Statements
20	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Institutional
Cash Advantage Plus Fund

LETTER TO SHAREHOLDERS
Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Institutional Cash Advantage Plus Fund for the six-month period ended October 31, 2005. During the reporting period, the fund produced annualized yields of 3.22% for Administrative shares,2.90% for Participant shares,3.29% for Institutional shares and 3.04% for Investor shares.Taking into account the effects of compounding, the fund produced annualized effective yields1 of 3.27% for Administrative shares,2.94% for Participant shares,3.34% for Institutional shares and 3.08% for Investor shares.2

The Economy

The Federal Reserve Board (the “Fed”) continued to raise short-term interest rates throughout the reporting period in an ongoing effort to forestall potential inflationary pressures. Although weaker-than-expected data suggested that the U.S. economy might have hit a soft patch when the reporting period began, these concerns proved to be short-lived, and it later was estimated that the U.S. labor market added more jobs than expected in April. On the other hand, difficulties encountered by the airline and automotive industries were regarded as potential threats to consumer and business confidence and spending.

At its meeting in early May, the Fed increased the federal funds rate to 3%.Yet, evidence of slower economic growth in global markets weighed on investor sentiment.As a result, the 10-year U.S.Treasury bond rallied, with yields falling below 4%.Although economic expectations appeared to improve in June, oil prices rose above $60/barrel, and investors continued to worry that higher energy prices and borrowing costs might hinder economic activity. But when the Fed again hiked the federal funds rate to 3.25% on June 30, it left the language in its accompanying statement unchanged, suggesting that additional rate increases were likely. It later was revealed that U.S. GDP grew at a 3.3% annualized rate during the second quarter of 2005.

Non-farm payrolls continued to increase in July, and the unemployment rate dropped to 5.0%, helping to convince investors that eco-

2

nomic growth remained solid.While inflationary pressures appeared to stay contained due to steep discounts from automobile manufacturers and apparel retailers, oil and gas prices continued to escalate.

The economic recovery remained on track in August, and the Fed again raised interest rates, hiking the federal funds rate to 3.5% . On August 29, however, Hurricane Katrina struck the Gulf Coast, leaving in its wake severe human and economic damage.America’s largest port was in ruins, New Orleans was rendered uninhabitable and oil prices spiked to more than $70 per barrel.

Hurricane Rita followed just a few weeks later, devastating stretches of the Texas and Louisiana coasts that are home to a significant portion of U.S. oil drilling and refining capacity. Analysts worried that the Gulf Coast hurricanes might create a drag on the U.S. economy. Employment statistics appeared to support this view: the U.S. economy lost 35,000 jobs in September, and the unemployment rate rose from 4.9% to 5.1% .

Although some analysts believed that the Fed might pause in its credit-tightening campaign by refraining from raising interest rates at its September 20 FOMC meeting, these forecasts proved to be incorrect. In fact, the Fed remained on course, increasing the federal funds rate to 3.75% . At the same time, the Fed signaled that it was not yet finished with moves toward a less accommodative monetary policy by again commenting that monetary policy remained accommodative. It was later estimated that U.S. GDP grew at a relatively robust 3.8% during the third quarter of 2005.

By its statement, the Fed signaled to the markets that, barring unexpected developments, it will continue to implement its policy of gradually tightening monetary conditions. Indeed, on November 1, 2005, just one day after the close of the reporting period, the Fed acted for the twelfth consecutive time, raising the federal funds rate to 4%. In its statement, the Fed appeared to confirm analysts’ revised interest-rate expectations, again noting,“With underlying inflation expected to be contained, the Committee believes that policy accommodation can be removed at a pace that is likely to be measured.”

The Fund 3

LETTER TO SHAREHOLDERS (continued)
Portfolio Focus

In this changing environment, most money market investors focused primarily on securities with maturities of six months or less in an attempt to maintain liquidity and keep funds available for higher-yielding instruments as they became available. As a result, demand for shorter-term money market instruments was robust, while demand for instruments with one-year maturities was relatively low. This has caused yield differences between overnight instruments and one-year securities to widen significantly.

We maintained a relatively defensive investment posture by setting the fund’s weighted average maturity in a range we considered shorter than industry averages to reflect prevailing market conditions and the proximity of upcoming FOMC meetings.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
[2]	Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time.
Had these expenses not been absorbed, the fund’s annualized yield for its Administrative shares,
Participant shares, Institutional shares and Investor shares would have been 3.20%, 2.88%,
3.27% and 3.02%, respectively.The fund’s annualized effective yield would have been 3.25%,
2.92%, 3.32% and 3.07%, respectively.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Cash Advantage Plus Fund from May 1, 2005 to October 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2005
	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage

Expenses paid per $1,000 †	$ .66	$ 1.02	$ 1.93	$ 2.69
Ending value (after expenses)	$1,016.70	$1,016.30	$1,015.40	$1,014.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2005
	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage

Expenses paid per $1,000 †	$ .66	$ 1.02	$ 1.94	$ 2.70
Ending value (after expenses)	$1,024.55	$1,024.20	$1,023.29	$1,022.53

† Expenses are equal to the fund’s annualized expense ratio of .13% for Institutional Advantage, .20% for
Administrative Advantage, .38% for Investor Advantage and .53% for Participant Advantage; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS October 31, 2005 (Unaudited)
	Principal
Negotiable Bank Certificates of Deposit—24.0%	Amount ($)	Value ($)

BNP Paribas (Yankee)
3.80%, 12/13/2005	50,000,000	50,000,000
Credit Suisse (Yankee)
4.09%, 12/28/2005	50,000,000	50,000,000
Depfa Bank PLC (Yankee)
3.80%, 11/1/2005	50,000,000	50,000,000
Dexia Credit Locale (Yankee)
3.85%, 11/10/2005	50,000,000	50,000,000
First Tennessee Bank
3.80%, 11/2/2005	50,000,000	50,000,000
HBOS Treasury Services PLC (Yankee)
3.80%, 12/6/2005	50,000,000	50,000,000
Lloyds TSB Bank (London)
3.85%, 11/10/2005	50,000,000	50,000,000
Unicredito Italiano (London)
3.79%, 12/13/2005	50,000,000	50,000,000
Total Negotiable Bank Certificates of Deposit
(cost $400,000,000)		400,000,000

Commercial Paper—46.2%

Alliance & Leicester
3.79%, 12/13/2005	50,000,000	49,780,958
Amstel Funding Corp.
3.86%, 11/10/2005	50,000,000 [a]	49,951,875
Concord Minutemen Capital Cos.
3.72%, 11/8/2005	45,000,000 [a]	44,967,713
Deutsche Bank Financial LLC
4.04%, 11/1/2005	75,000,000	75,000,000
Gemini Securitization Corp.
3.81%, 11/2/2005	50,000,000 [a]	49,994,722
Harrier Finance Funding
3.82%, 12/1/2005	48,000,000 [a]	47,848,800

6

	Principal
Commercial paper (continued)	Amount ($)	Value ($)

Morgan Stanley & Co.
3.82%, 11/4/2005	50,000,000	49,984,125
PB Finance (DE) Inc.
3.89%, 11/10/2005	50,000,000	49,951,500
Prudential Funding
4.00%, 11/1/2005	75,000,000	75,000,000
Santander Central Hispano Finance (DE) Inc.
3.79%, 2/28/2006	50,000,000	49,385,167
Scaldis Capital LLC
3.81%, 12/2/2005	50,000,000 [a]	49,837,680
Sigma Finance
3.72%, 11/9/2005	55,000,000 [a]	54,954,900
Three Pillars
3.80%, 11/1/2005	50,000,000 [a]	50,000,000
UBS Finance (DE) Inc.
4.00%, 11/1/2005	75,000,000	75,000,000
Total Commercial Paper
(cost $771,657,440)		771,657,440

Time Deposits—30.0%

American Express Centurion Bank (Grand Cayman)
4.03%, 11/1/2005	75,000,000	75,000,000
Branch Banking & Trust Co. (Grand Cayman)
4.00%, 11/1/2005	75,000,000	75,000,000
Citibank (Nassau)
3.97%, 11/1/2005	50,000,000	50,000,000
Key Bank (Grand Cayman)
4.00%, 11/1/2005	75,000,000	75,000,000
M&T Trust (Grand Cayman)
4.03%, 11/1/2005	75,000,000	75,000,000
Societe Generale (Grand Cayman)
4.03%, 11/1/2005	75,000,000	75,000,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Principal
Time Deposits (continued)		Amount ($)	Value ($)

State Street Bank & Trust Co. (Grand Cayman)
4.00%, 11/1/2005		76,000,000	76,000,000
Total Time Deposits
(cost $501,000,000)			501,000,000

Total Investments (cost $1,672,657,440)		100.2%	1,672,657,440

Liabilities, Less Cash and Receivables		(.2%)	(3,371,800)

Net Assets		100.0%	1,669,285,640

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, these securities amounted to $347,555,691 or 20.8% of net assets.

Portfolio Summary (Unaudited) †
	Value (%)		Value (%)

Banking	74.9	Insurance	4.5
Asset-Backed Certificates/		Brokerage Firms	3.0
Multi-Seller Programs	11.7
Asset-Backed Certificates/
Structured Investment Vehicles	6.1		100.2

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES October 31, 2005 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	1,672,657,440	1,672,657,440
Interest receivable		1,427,015
		1,674,084,455

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		184,584
Cash overdraft due to Custodian		4,614,231
		4,798,815

Net Assets ($)		1,669,285,640

Composition of Net Assets ($):
Paid-in capital		1,669,418,542
Accumulated net realized gain (loss) on investments		(132,902)

Net Assets ($)		1,669,285,640

Net Asset Value Per Share

Institutional Advantage Shares
Net Assets ($)		1,667,900,300
Shares Outstanding		1,668,033,048
Net Asset Value Per Share ($)		1.00

Administrative Advantage Shares
Net Assets ($)		1,327,377
Shares Outstanding		1,327,524
Net Asset Value Per Share ($)		1.00

Investor Advantage Shares
Net Assets ($)		31,840
Shares Outstanding		31,844
Net Asset Value Per Share ($)		1.00

Participant Advantage Shares
Net Assets ($)		26,123
Shares Outstanding		26,126
Net Asset Value Per Share ($)		1.00

See notes to financial statements.
The Fund 9

STATEMENT OF OPERATIONS Six Months Ended October 31, 2005 (Unaudited)
Investment Income ($):
Interest Income	25,816,614
Expenses:
Management fee—Note 2(a)	751,277
Administration fee—Note 2(b)	375,638
Distribution fees—Note 2(c)	581
Total Expenses	1,127,496
Less—reduction in management fee
due to undertaking—Note 2(a)	(150,255)
Net Expenses	977,241
Investment Income—Net	24,839,373

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(127,649)
Net Increase in Net Assets Resulting from Operations	24,711,724

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2005	Year Ended
	(Unaudited)	April 30, 2005

Operations ($):
Investment income—net	24,839,373	19,017,239
Net realized gain (loss) on investments	(127,649)	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	24,711,724	19,017,239

Dividends to Shareholders from ($):
Investment income—net:
Institutional Advantage shares	(24,816,883)	(18,898,605)
Administrative Advantage shares	(21,400)	(5,157)
Investor Advantage shares	(668)	(5,416)
Participant Advantage shares	(422)	(108,061)
Total Dividends	(24,839,373)	(19,017,239)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Advantage shares	4,167,991,989	7,567,447,974
Administrative Advantage shares	1,022,617	2,174,576
Investor Advantage shares	184,055	1,550,003
Participant Advantage shares	11,543	12,886,536
Dividends reinvested:
Institutional Advantage shares	2,820,255	1,522,514
Administrative Advantage shares	21,481	4,608
Investor Advantage shares	635	4,369
Participant Advantage shares	379	354
Cost of shares redeemed:
Institutional Advantage shares	(4,107,245,020)	(6,127,792,766)
Administrative Advantage shares	(1,240,419)	(680,888)
Investor Advantage shares	(178,706)	(1,553,978)
Participant Advantage shares	(11,543)	(12,886,787)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	63,377,266	1,442,676,515
Total Increase (Decrease) in Net Assets	63,249,617	1,442,676,515

Net Assets ($):
Beginning of Period	1,606,036,023	163,359,508
End of Period	1,669,285,640	1,606,036,023

See notes to financial statements.
The Fund 11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2005		Year Ended April 30,

Institutional Advantage Shares	(Unaudited)	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.017	.018	.010	.013
Distributions:
Dividends from investment income—net	(.017)	(.018)	(.010)	(.013)
Net asset value, end of period	1.00	1.00	1.00	1.00

Total Return (%)	3.31[b]	1.80	1.00	1.46[b]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.15[b]	.15	.15	.15[b]
Ratio of net expenses to average net assets	.13[b]	.11	.05	.05[b]
Ratio of net investment income
to average net assets	3.31[b]	1.95	1.00	1.38[b]

Net Assets, end of period ( $x 1,000)	1,667,900	1,604,461	163,283	311,006

[a] From June 3, 2002 (commencement of operations) to April 30, 2003.
[b] Annualized.
See notes to financial statements.

12

	Six Months Ended
	October 31, 2005	Year Ended April 30,

Administrative Advantage Shares	(Unaudited)	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.016	.017	.009	.013
Distributions:
Dividends from investment income—net	(.016)	(.017)	(.009)	(.013)
Net asset value, end of period	1.00	1.00	1.00	1.00

Total Return (%)	3.23[b]	1.73	.93	1.40[b]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.22[b]	.22	.22	.22[b]
Ratio of net expenses to average net assets	.20[b]	.18	.12	.12[b]
Ratio of net investment income
to average net assets	3.24[b]	1.88	.91	1.31[b]

Net Assets, end of period ( $x 1,000)	1,327	1,524	26	25

[a] From June 3, 2002 (commencement of operations) to April 30, 2003.
[b] Annualized.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	October 31, 2005	Year Ended April 30,

Investor Advantage Shares	(Unaudited)	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.015	.015	.007	.011
Distributions:
Dividends from investment income—net	(.015)	(.015)	(.007)	(.011)
Net asset value, end of period	1.00	1.00	1.00	1.00

Total Return (%)	3.05[b]	1.55	.75	1.21[b]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.40[b]	.40	.40	.40[b]
Ratio of net expenses to average net assets	.38[b]	.36	.30	.30[b]
Ratio of net investment income
to average net assets	3.06[b]	1.70	.75	1.13[b]

Net Assets, end of period ( $x 1,000)	32	26	25	25

[a] From June 3, 2002 (commencement of operations) to April 30, 2003.
[b] Annualized.
See notes to financial statements.

14

	Six Months Ended
	October 31, 2005	Year Ended April 30,

Participant Advantage Shares	(Unaudited)	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.015	.014	.006	.010
Distributions:
Dividends from investment income—net	(.015)	(.014)	(.006)	(.010)
Net asset value, end of period	1.00	1.00	1.00	1.00

Total Return (%)	2.92[b]	1.39	.60	1.06[b]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.55[b]	.55	.55	.55[b]
Ratio of net expenses to average net assets	.53[b]	.51	.45	.45[b]
Ratio of net investment income
to average net assets	2.91[b]	1.55	.60	.98[b]

Net Assets, end of period ( $x 1,000)	26	26	26	25

[a] From June 3, 2002 (commencement of operations) to April 30, 2003.
[b] Annualized.
See notes to financial statements.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Cash Advantage Plus Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Cash Advantage Funds (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company and operates as a series company offering two series, including the fund. The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).The Manager also serves as administrator for the fund.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional Advantage, Administrative Advantage, Investor Advantage and Participant Advantage.Administrative Advantage shares, Investor Advantage shares and Participant Advantage shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income,expenses (other than expenses attributable to a specific class),and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of October 31, 2005, MBC Investment Corp., an indirect subsidiary of Mellon Financial, held all the outstanding shares of Participant Advantage and 26,258 Investor Advantage shares of the fund.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

16

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost, in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $5,253 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2005. If not applied, $4,047 of the carryover expires in fiscal 2011 and $1,206 expires in fiscal 2012.

The tax character of all distributions paid to shareholders during the fiscal year ended April 30, 2005 was all ordinary income. The tax character of all current year distributions will be determined at the end of the current fiscal year.

At October 31, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has agreed to pay all of the fund’s expenses, except management fees, administration fees, Rule 12b-1 fees, brokerage commissions, taxes, and extraordinary expenses. The Manager had undertaken from May 1, 2005 to October 31, 2005 to waive part of its management fee. The reduction in management fee pursuant to the undertaking, amounted to $150,255 during the period ended October 31, 2005.This waiver is voluntary, not contractual and may be terminated at any time.

(b) As compensation for the Manager’s services under the Administration Agreement, the Company has agreed to pay the Manager a monthly administration fee at the annual rate .05% of the value of each fund’s average daily net assets.

(c) Under the fund’s Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, relating to its Administrative Advantage, Investor Advantage and Participant Advantage shares, the fund pays the

18

Distributor for distributing such classes of shares and for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts (“Servicing”), at an aggregate annual rate of .07%, .25% and .40% of the value of the average daily net assets of the fund’s Administrative Advantage, Investor Advantage, and Participant Advantage shares, respectively.The Distributor may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of the fund’s Administrative Advantage shares, Investor Advantage shares and Participant Advantage shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record.The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2005, the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares were charged $466, $56 and $59, respectively, pursuant to the Plan.

The components of Due from The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $141,191 , Rule 12b-1 distribution plan fees $114 and administration fees $72,131, which are offset against a voluntary expense reimbursement currently in effect in the amount of $28,852.

The Fund 19

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At separate meetings of the Board of Trustees of the Company held on July 12-13, 2005, the Board considered the re-approval of the fund’s Management Agreement for another one year term, pursuant to which the Manager provides the fund with investment advisory ser-vices.The Board members also considered the re-approval of the fund’s Administration Agreement with the Manager for another one year term, pursuant to which the Manager provides the fund with administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Company, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to the fund’s Management Agreement. The presentation included a detailed summary of the services provided to Dreyfus-managed mutual funds by each business unit within the Manager.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with the fund’s intermediaries.The Board noted that the fund’s shares were offered only to institutions. The Manager’s representatives noted the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including that of the fund.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

20

Comparative Analysis of the Fund’s Performance and Management and Administration Fees and Expense Ratio. The Board members reviewed the fund’s performance, management and administration fees and expense ratio and placed significant emphasis on comparisons to a group of comparable funds and to iMoneyNet (with respect to performance) and Lipper averages (with respect to expense ratios).The group of comparable funds was previously approved by the Board for this purpose, and was prepared using a Board-approved selection methodology that was based, in part, on selecting non-affiliated funds reported in the same iMoneyNet category as the fund.The Board members discussed the results of the comparisons for various periods ended May 31, 2005, and noted that the fund’s total return performance was higher than the fund’s iMoneyNet and comparison group category averages for the one- and three-year periods, and was the highest and second highest of the fund’s comparison group for the one- and three-year periods, respectively.The Board members also discussed the fund’s expense ratio, noting that the fund had a “unitary fee” structure.The Board members also noted that the voluntary fee waiver and expense reimbursement arrangement undertaken by the Manager pursuant to an undertaking that is not contractual and may be terminated at any time had caused the fund’s expense ratio to be lower than the Lipper and comparison group averages.The Board reviewed the range of total management and administration fees in the comparison group, noting that the fund’s total management and administration fees ranked in the bottom half (i.e., lower than most others).

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the Fund (the “Similar Funds”), and noted that there were no other accounts managed or sub-advised by the Manager or its affiliates with similar investment objectives, policies and strategies as the Fund. Noting the fund’s “unitary fee” structure, the Board analyzed the differences in fees paid to the Manager and discussed the relationship of the advisory fees paid in light of the Manager’s performance and the services provided; it was noted that the Similar Funds had comparable

The Fund 21

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

or higher management fees than the fee borne by the fund.The Board members considered the relevance of the fee information provided for the Similar Funds managed by the Manager to evaluate the appropriateness and reasonableness of the Fund’s advisory fees.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board received and considered information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Manager’s representatives stated that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources. The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund, and noted that there were no soft dollar arrangements with respect to trading of the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that discussions of economies of scale historically have been predicated on increasing assets and that, if a fund’s assets had been decreasing, the extent to which the Manager may have realized any economies of scale would be less.The

22

Board members also discussed the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the fund’s overall performance and generally superior service levels provided.

At the conclusion of these discussions, each Board member expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on their discussions and considerations as described above, the Board made the following conclusions and determinations with respect to the fund.

  The Board concluded that the nature,extent and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were determined that mater- ial economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement and Administration Agreement was in the best interests of the fund and its shareholders.

The Fund 23

NOTES

For More Information

Dreyfus Institutional	Transfer Agent &
Cash Advantage Plus Fund	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Manager and Administrator	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue	Dreyfus Service Corporation
New York, NY 10166	200 Park Avenue
Custodian	New York, NY 10166
The Bank of New York
One Wall Street
New York, NY 10286

Telephone Call your Dreyfus Institutional Services Division representative or 1-800-346-3621 Mail Dreyfus Institutional Services Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Access Dreyfus Institutional Services Division at www.dreyfus.com. You can obtain product information and E-mail requests for information or literature.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable. [CLOSED-END FUNDS ONLY]

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	December 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	December 28, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	December 28, 2005

EXHIBIT INDEX
(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)